Investment properties, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of inventory net [Line Items]
Disclosure of detailed information about investment property [text block]
The movement of cost and accumulated depreciation for the years 2017 and 2016 is presented below:

	Balance as of January 1, 2016	Addition (reversal)	Balance as of December 31, 2016	Additions	Sales	Balance as of December 31, 2017
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost	12,103	(92)	12,011	157	(11,826)	342
Accumulated depreciation	(1,384)	(538)	(1,922)	(462)	2,264	(120)

Net cost	10,719		10,089			222